UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks - 98.1%
Banks - 2.9%
Banco Santander SA - ADR	500,000	$5,105,000
East West Bancorp, Inc.	250,000	4,640,000
Mitsubishi UFJ Financial Group, Inc. - ADR	1,000,000	5,070,000
		14,815,000
Capital Goods - 9.2%
The Boeing Co.	75,000	5,285,250
Briggs & Stratton Corp.	125,065	2,143,614
General Electric Co.	1,000,000	17,910,000
Illinois Tool Works, Inc.	150,000	7,470,000
ITT Corp.	100,000	5,334,000
Masco Corp.	355,800	3,753,690
Northrop Grumman Corp.	100,000	6,051,000
		47,947,554
Commercial & Professional Services - 1.9%
Steelcase, Inc.	1,000,000	9,930,000
Diversified Financials - 2.2%
The Bank of New York Mellon Corp.	300,000	7,533,000
Citigroup, Inc.	100,000	3,834,000
		11,367,000
Energy - 10.5%
Cameco Corp. (a)	200,000	5,312,000
Chesapeake Energy Corp.	300,000	10,305,000
Exxon Mobil Corp.	200,000	15,958,000
Murphy Oil Corp.	150,000	9,633,000
Schlumberger Ltd. (a)	150,000	13,555,500
		54,763,500
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	125,000	6,588,750
Food, Beverage & Tobacco - 6.2%
Campbell Soup Co.	250,000	8,262,500
The Coca-Cola Co.	150,000	10,201,500
Kraft Foods, Inc.	300,000	10,314,000
Unilever NV - ADR	100,000	3,248,000
		32,026,000
Health Care Equipment & Services - 1.1%
St. Jude Medical, Inc.	125,000	5,812,500
Household & Personal Products - 3.5%
Colgate-Palmolive Co.	100,000	8,438,000
Kimberly-Clark Corp.	150,000	9,804,000
		18,242,000
Insurance - 2.1%
Aflac, Inc.	100,000	4,606,000
Fidelity National Financial, Inc.	400,000	6,520,000
		11,126,000
Materials - 13.8%
BHP Billiton Ltd. - ADR	75,000	6,866,250
Cliffs Natural Resources, Inc.	100,000	8,982,000
EI du Pont de Nemours & Co.	300,000	15,426,000
Ferro Corp. (b)	300,000	3,906,000
Newmont Mining Corp.	300,000	16,683,000

Owens-Illinois, Inc. (b)	400,000	9,268,000
Sonoco Products Co.	200,000	6,410,000
Vulcan Materials Co.	125,000	4,286,250
		71,827,500
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
Forest Laboratories, Inc. (b)	55,000	2,038,300
Johnson & Johnson	175,000	11,338,250
Merck & Co., Inc.	200,000	6,826,000
Myriad Genetics, Inc. (b)	300,000	6,381,000
Pfizer, Inc.	900,000	17,316,000
		43,899,550
Real Estate - 1.4%
Weyerhaeuser Co.	365,819	7,312,722
Retailing - 2.3%
Home Depot, Inc.	200,000	6,986,000
Staples, Inc.	300,000	4,818,000
		11,804,000
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	800,000	9,856,000
Intel Corp.	500,000	11,165,000
LSI Corp. (b)	750,000	5,520,000
		26,541,000
Software & Services - 13.6%
Adobe Systems, Inc. (b)	200,000	5,544,000
Automatic Data Processing, Inc.	150,000	7,723,500
Bio-key International, Inc. (b)(c)(d)(e)	47,090	-
Google, Inc. (b)	20,000	12,073,800
Mastercard, Inc.	40,000	12,130,000
Microsoft Corp.	700,000	19,180,000
Symantec Corp. (b)	450,000	8,577,000
Total Systems Services, Inc.	300,000	5,583,000
		70,811,300
Technology Hardware & Equipment - 7.2%
Canon, Inc. - ADR	60,000	2,899,200
Cisco Systems, Inc.	700,000	11,179,000
Corning, Inc.	400,000	6,364,000
Hitachi Ltd. - ADR	200,000	12,374,000
Plexus Corp. (b)	150,000	4,426,500
		37,242,700
Telecommunication Services - 2.1%
Verizon Communications, Inc.	150,000	5,293,500
Vodafone Group PLC - ADR	200,000	5,620,000
		10,913,500
Utilities - 3.2%
NextEra Energy, Inc.	300,000	16,575,000
Total Common Stocks (Cost $464,819,154)		509,545,576

Warrants - 0.0%
Capital Goods - 0.0%
EMCORE Corp.
Expiration: 02/19/13, Exercise Price: $15.06 (b)(d)	39,375	3,163
Total Warrants (Cost $0)		3,163

	Principal
Short-Term Investments - 2.4%	Amount
Repurchase Agreement - 2.4%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 07/29/2011, due 08/01/2011, collateralized by:

Freddie Mac Giant 15 Year Fixed (Pool #G11440)
valued at $7,457,633.
Repurchase proceeds of $7,311,839.
Fannie Mae Conventional Level Pay 30 Year Fixed (Pool #254725)
valued at $4,051,557.
Repurchase proceeds of $3,972,406.
Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #254919)
valued at $1,254,535.
Repurchase proceeds of $1,229,765.	$ 12,514,000	12,514,000
Total Short-Term Investments (Cost $12,514,000)		12,514,000

Total Investments (Cost $477,333,154) - 100.5%		522,062,739
Liabilities in Excess of Other Assets - (0.5)%		(2,613,721)
Total Net Assets - 100.0%		$519,449,018

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Foreign issued security. Foreign concentration (including ADRs) was as follows: Australia 1.3%; Britian 1.1%; Canada 1.0%; Curacao 2.6%; Japan 3.9%; Netherlands 0.6%; Spain 1.0%;
(b) Non-income producing security.
(c) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2011 was $0 which represented 0.0% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities as of July 31, 2011 was $3,163 which represented 0.0% of net assets.
(e) Security is considered illiquid and may be difficult to sell.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks - 99.8%
Automobiles & Components - 2.0%
BorgWarner, Inc. (a)	7,500	$597,150
Gentex Corp.	11,000	311,740
		908,890
Banks - 0.2%
Pinnacle Financial Partners, Inc. (a)	6,000	91,500
Capital Goods - 6.2%
A. O. Smith Corp.	7,500	311,025
AMETEK, Inc.	5,700	242,250
Citrix Systems, Inc. (a)	3,100	223,324
Esterline Technologies Corp. (a)	2,800	213,836
Gardner Denver, Inc.	2,100	179,109
Harbin Electric, Inc. (a)	6,000	98,580
ITT Corp.	2,300	122,682
Joy Global, Inc.	4,500	422,640
Polypore International, Inc. (a)	4,900	333,200
RBC Bearings, Inc. (a)	4,800	182,256
SeaCube Container Leasing Ltd. (b)	9,200	133,492
The Toro Co.	2,900	156,107
Valmont Industries, Inc.	1,600	155,760
		2,774,261
Commercial & Professional Services - 0.9%
Acacia Research Corp. (a)	2,600	111,592
Clean Harbors, Inc. (a)	5,200	274,300
		385,892
Consumer Durables & Apparel - 7.4%
Deckers Outdoor Corp. (a)	4,300	426,775
Fossil, Inc. (a)	3,300	414,711
Harman International Industries, Inc.	4,800	199,680
Lululemon Athletica, Inc. (a)	12,600	762,804
Polaris Industries, Inc.	2,900	343,795
Ralph Lauren Corp.	1,700	229,619
Tempur-Pedic International, Inc. (a)	7,000	504,070
Tupperware Brands Corp.	6,800	424,932
		3,306,386
Consumer Services - 5.2%
BJ's Restaurants, Inc. (a)	2,300	106,651
China Lodging Group Ltd. - ADR (a)	11,500	197,110
Chipotle Mexican Grill, Inc. (a)	1,900	616,702
Ctrip.com International Ltd. - ADR (a)	4,100	189,010
Hyatt Hotels Corp. (a)	5,700	221,103
Intercontinental Hotels Group PLC - ADR	10,500	207,585
MGM Resorts International (a)	9,500	143,545
Panera Bread Co. (a)	1,000	115,310
Sotheby's	6,500	275,275
Texas Roadhouse, Inc.	9,600	158,592
Wyndham Worldwide Corp.	2,800	96,852
		2,327,735
Diversified Financials - 3.5%
Blackstone Group LP	22,200	368,742
KKR & Co. LP	22,300	326,695

Lazard Ltd. (b)	8,800	295,680
MSCI, Inc. (a)	10,200	361,998
Portfolio Recovery Associates, Inc. (a)	2,500	202,325
		1,555,440
Energy - 9.3%
Brigham Exploration Co. (a)	15,000	477,000
Cabot Oil & Gas Corp.	2,200	162,976
Cameron International Corp. (a)	3,800	212,572
CARBO Ceramics, Inc.	3,000	468,210
Complete Production Services, Inc. (a)	9,100	353,808
Concho Resources, Inc. (a)	2,200	205,876
Continental Resources, Inc. (a)	3,200	219,488
Core Laboratories NV (b)	4,100	445,588
Dril-Quip, Inc. (a)	5,000	352,550
Northern Oil and Gas, Inc. (a)	8,400	185,976
Oceaneering International, Inc.	6,200	267,840
Pioneer Natural Resources Co.	2,000	185,980
Rowan Companies, Inc. (a)	5,100	199,767
SM Energy Co.	3,000	226,050
Superior Energy Services, Inc. (a)	2,300	95,427
Whiting Petroleum Corp. (a)	1,500	87,900
		4,147,008
Food & Staples Retailing - 1.0%
The Fresh Market, Inc. (a)	12,100	429,913
Food, Beverage & Tobacco - 3.5%
Boston Beer Co., Inc. (a)	3,300	297,495
Green Mountains Coffee Roasters, Inc. (a)	6,800	706,860
The Hain Celestial Group, Inc. (a)	13,100	423,523
Hansen Natural Corp. (a)	1,700	130,254
		1,558,132
Health Care Equipment & Services - 5.2%
athenahealth, Inc. (a)	4,100	241,039
Bio-Reference Labs, Inc. (a)	7,400	147,556
Gen-Probe, Inc. (a)	3,000	181,650
Healthspring, Inc. (a)	4,400	180,576
HeartWare International, Inc. (a)	2,900	192,676
HMS Holdings Corp. (a)	2,500	189,000
IDEXX Laboratories, Inc. (a)	2,600	215,644
Magellan Health Services, Inc. (a)	4,000	208,400
MAKO Surgical Corp. (a)	6,600	190,146
Sirona Dental Systems, Inc. (a)	8,300	419,814
Thoratec Corp. (a)	5,500	185,295
		2,351,796
Household & Personal Products - 1.8%
Church & Dwight Co., Inc.	3,900	157,326
Herbalife Ltd. (b)	12,000	668,640
		825,966
Materials - 5.8%
Airgas, Inc.	3,750	257,625
Albemarle Corp.	4,900	326,242
Allied Nevada Gold Corp. (a)	4,400	167,640
Celanese Corp.	1,900	104,747
Crown Holdings, Inc. (a)	6,800	261,188
Materion Corp. (a)	8,000	304,960
Minerals Technologies, Inc. (c)	2,700	174,906
Molycorp, Inc. (a)	4,800	305,424
Owens-Illinois, Inc. (a)	2,900	67,193
Royal Gold, Inc.	3,300	211,530

Sealed Air Corp.	6,100	131,333
Silgan Holdings, Inc.	4,500	174,510
Walter Energy, Inc.	800	98,056
		2,585,354
Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
Alexion Pharmaceuticals, Inc. (a)	10,000	568,000
BioMarin Pharmaceutical, Inc. (a)	6,400	199,872
Cepheid, Inc. (a)	5,600	211,456
Covance, Inc. (a)	3,400	194,650
Dendreon Corp. (a)	10,475	386,527
Endo Pharmaceuticals Holdings, Inc. (a)	5,700	212,325
Exact Sciences Corp. (a)	12,200	104,188
Forest Laboratories, Inc. (a)	4,500	166,770
Human Genome Sciences, Inc. (a)	6,600	138,666
Illumina, Inc. (a)	2,000	124,900
Incyte Corp., Ltd. (a)	19,100	333,104
Myriad Genetics, Inc. (a)	4,300	91,461
Pharmaceutical Product Development, Inc.	14,000	403,620
Seattle Genetics, Inc. (a)	6,500	110,695
United Therapeutics Corp. (a)	4,500	258,210
Vertex Pharmaceuticals, Inc. (a)	3,500	181,510
		3,685,954
Retailing - 7.2%
CarMax, Inc. (a)	5,600	179,032
Dick's Sporting Goods, Inc. (a)	6,700	247,900
Guess?, Inc.	4,300	163,916
LKQ Corp. (a)	9,300	228,501
PetSmart, Inc.	8,000	344,160
priceline.com, Inc. (a)	1,500	806,475
Tractor Supply Co.	12,200	804,224
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,400	466,422
		3,240,630
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp.	2,500	92,675
Cavium, Inc. (a)	7,500	258,675
Cirrus Logic, Inc. (a)	8,400	127,512
Cypress Semiconductor Corp. (a)	10,900	224,322
Netlogic Microsystems, Inc. (a)	11,000	380,050
Skyworks Solutions, Inc. (a)	9,500	240,445
Veeco Instruments, Inc. (a)	2,000	79,580
		1,403,259
Software & Services - 18.1%
Baidu, Inc. - ADR (a)	4,600	722,522
comScore, Inc. (a)	9,200	200,652
Concur Technologies, Inc. (a)	4,000	181,760
Equinix, Inc. (a)	2,900	302,963
Facebook, Inc. (a)(d)(e)(f)	20,000	629,100
Fair Isaac Corp.	3,100	92,225
MercadoLibre, Inc.	2,100	166,782
MICROS Systems, Inc. (a)	5,300	259,541
Netflix, Inc. (a)	1,500	398,985
NetSuite, Inc. (a)	6,300	247,023
Parametric Technology Corp. (a)	20,000	415,800
RealD, Inc. (a)	10,000	154,800
Red Hat, Inc. (a)	3,500	147,280
Rovi Corp. (a)	6,528	345,788
Salesforce.com, Inc. (a)	4,000	578,840
Sapient Corp.	11,500	160,080

Sina Corp. (a)(b)	3,200	345,888
Solera Holdings, Inc.	4,000	223,520
SuccessFactors, Inc. (a)	5,500	148,500
TeleTech Holdings, Inc. (a)	10,800	213,732
Tencent Holdings Ltd. (b)	8,900	231,586
TIBCO Software, Inc. (a)	35,400	921,816
Total Systems Services, Inc.	4,900	91,189
Ultimate Software Group, Inc. (a)	4,700	255,586
VeriFone Systems, Inc. (a)	4,500	177,165
VMware, Inc. (a)	3,600	361,224
Vocus, Inc. (a)	5,100	145,707
		8,120,054
Technology Hardware & Equipment - 8.2%
Acme Packet, Inc. (a)	5,500	324,060
Apple, Inc. (a)	2,700	1,054,296
Aruba Networks, Inc. (a)	14,000	321,300
F5 Networks, Inc. (a)	1,000	93,480
Finisar Corp. (a)	4,900	83,496
Informatica Corp. (a)	8,500	434,605
InterDigital, Inc.	4,200	286,650
LogMein, Inc. (a)	4,000	142,200
Measurement Specialties, Inc. (a)	4,500	146,970
Netgear, Inc. (a)	5,600	184,296
Plexus Corp. (a)	2,500	73,775
RightNow Technologies, Inc. (a)	5,200	176,488
Riverbed Technology, Inc. (a)	13,100	375,053
		3,696,669
Telecommunication Services - 0.6%
Cogent Communications Group, Inc. (a)	9,800	147,686
Towerstream Corp. (a)	32,500	140,075
		287,761
Transportation - 2.4%
Hertz Global Holdings, Inc. (a)	11,700	164,619
Kansas City Southern (a)	8,600	510,410
TRW Automotive Holdings Corp. (a)	7,600	383,572
		1,058,601
Total Common Stocks (Cost $36,954,028)		44,741,201

Exchange Traded Fund - 0.1%
Diversified Financials - 0.1%
iShares Russell 2000 Growth Index Fund	700	63,777
Total Exchange Traded Fund (Cost $64,014)		63,777

Purchased Options - 0.0%	Contracts
Technology Hardware & Equipment - 0.0%
Put Options
InterDigital, Inc.
Expiration: 09/17/2011, Exercise Price: $48.00 (b)	40	6,400
Total Purchased Options (Cost $3,840)		6,400

Total Investments (Cost $37,021,882) - 99.9%		44,811,378
Other Assets in Excess of Liabilities - 0.1%		41,427
Total Net Assets - 100.0%		$44,852,805

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.

(b) Foreign issued security. Foreign concentration (including ADRs) was as follows: Britain 0.5%; Bermuda 1.0%; Cayman Islands 5.2%; Netherlands 1.0%
(c) Affiliated company. See Footnote 3.
(d) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2011 was $629,100 which represented 1.4% of net assets.
(e) Fair valued security. The aggregate value of fair valued securities as of July 31, 2011 was $629,100 which represented 1.4% of net assets.
(f) Security is considered illiquid and may be difficult to sell.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks - 88.3%
Australia - 2.2%
BHP Billiton Ltd. - ADR	20,000	$1,831,000
Spotless Group Ltd.	1,450,000	3,265,586
		5,096,586
Belgium - 5.8%
Groupe Bruxelles Lambert SA	43,063	3,639,632
Mobistar SA	63,000	4,398,612
Solvay SA	24,000	3,617,553
Umicore SA	38,400	1,965,411
		13,621,208
Brazil - 1.0%
Petroleo Brasileiro SA - ADR	70,000	2,377,900
Curacao - 1.7%
Schlumberger Ltd.	43,000	3,885,910
France - 14.7%
Bollore	16,000	3,798,028
Cie de St-Gobain	75,000	4,353,824
Haulotte Group SA (a)	170,000	3,243,958
Ipsen SA	125,000	4,083,506
Nexans SA	52,000	4,504,066
Sanofi	65,000	5,070,624
Total SA - ADR	93,000	5,028,510
Vivendi SA	200,000	4,800,701
		34,883,217
Germany - 5.4%
Kloeckner & Co. SE	179,350	4,381,053
Siemens AG - ADR	36,000	4,582,440
Wacker Neuson SE	220,000	3,889,847
		12,853,340
Greece - 1.3%
JUMBO SA	153,624	1,083,849
Titan Cement Co. SA	101,900	2,098,208
		3,182,057
Hong Kong - 4.6%
Clear Media Ltd. (a)	3,800,000	1,843,015
Power Assets Holdings Ltd.	450,000	3,724,138
PYI Corp. Ltd. (a)	45,000,000	1,963,112
Television Broadcasts Ltd.	500,000	3,422,614
		10,952,879
Ireland - 2.3%
DCC PLC	200,000	5,421,444
Italy - 2.8%
Interpump Group SpA	308,537	2,507,079
Sogefi SpA	1,105,400	4,129,677
		6,636,756
Japan - 19.3%
Amada Co., Ltd.	275,000	2,139,703
Bridgestone Corp.	200,000	4,972,397
Canon, Inc. - ADR	100,000	4,832,000
Hitachi Ltd.	975,000	6,066,441
Hoya Corp.	100,000	2,432,941

Kyoto Kimono Yuzen Co., Ltd.	299,500	3,439,086
Makita Corp.	90,000	4,243,684
MISUMI Group, Inc.	115,000	3,216,146
Omron Corp.	170,000	4,794,051
SMC Corp.	26,000	4,792,362
Takata Corp.	160,000	4,798,857
		45,727,668
Luxembourg - 1.2%
SAF-Holland SA (a)	243,269	2,743,958
Mexico - 1.5%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	50,000	3,618,500
Netherlands - 4.3%
Akzo Nobel NV	80,000	4,907,320
Unilever NV - ADR	165,000	5,359,200
		10,266,520
Norway - 2.0%
Orkla ASA	510,000	4,802,296
Spain - 4.9%
Banco Santander SA - ADR	310,000	3,165,100
Indra Sistemas SA	220,000	4,371,929
Melia Hotels International SA	385,000	4,013,506
		11,550,535
Switzerland - 2.0%
Nestle SA	75,000	4,788,450
United Kingdom - 9.2%
3i Group PLC	790,000	3,479,154
Experian PLC	270,000	3,556,597
Halfords Group PLC	400,000	2,118,775
Interserve PLC	820,000	4,478,760
Invensys PLC	640,000	3,242,966
Vodafone Group PLC - ADR	175,000	4,917,500
		21,793,752
United States - 2.1%
Newmont Mining Corp.	90,000	5,004,900
Total Common Stocks (Cost $175,123,862)		209,207,876

Short-Term Investments - 10.6%
Money Market Fund - 5.4%
AIM STIT-Treasury Portfolio - 0.02% (b)	12,915,573	12,915,573

	Principal
	Amount
Repurchase Agreement - 5.2%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 07/29/2011, due 08/01/2011, collateralized by:
Fannie Mae Conventional Level Pay 15 Year Fixed
(Pool #254919) valued at $6,692,883.
Repurchase proceeds of $6,562,040.
Fannie Mae Conventional Level Pay 15 Year Fixed
(Pool #255494) valued at $5,769,141.
Repurchase proceeds of $5,655,970.	$ 12,218,000	12,218,000
Total Short-Term Investments (Cost $25,133,573)		25,133,573

Total Investments (Cost $200,257,435) - 98.9%		234,341,449
Other Assets in Excess of Liabilities - 1.1%		2,660,184
Total Net Assets - 100.0%		$237,001,633

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate shown is as of July 31, 2011.

The Tocqueville International Value Fund
Schedule of Open Forward Currency Contracts
July 31, 2011 (Unaudited)

Forward Expiration Date	Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation (Depreciation)
8/18/2011	U.S. Dollars	Euro	5,000,000,000	24,533,857	$ (115,494)

The accompanying footnotes are an integral part of these Schedules of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks - 83.8%
Gold Related - 76.7%
Australia - 1.0%
Eldorado Gold Corp. (a)	1,544,785	$27,493,015
Canada - 56.9%
Agnico Eagle Mines Ltd.	677,000	37,742,750
Agnico Eagle Mines Ltd.	210,837	11,726,284
Alacer Gold Corp. (a)	4,626,800	44,938,724
Alamos Gold, Inc.	3,195,200	56,617,024
Allied Gold Ltd. (a)	3,976,667	13,485,164
Atac Resources Ltd. (a)(b)	8,457,600	80,110,189
Banro Corp. (a)	7,519,500	32,818,374
Barisan Gold Corp. (a)(c)(d)(e)	955,850	-
Barrick Gold Corp.	1,207,300	57,431,261
Brazilian Gold Corp. (a)(c)(d)(e)	4,285,800	4,615,718
Corvus Gold, Inc. (a)(b)	2,079,901	1,131,978
Detour Gold Corp. (a)	1,499,200	47,120,180
East Asia Minerals Corp. (a)	3,823,400	8,163,416
Eldorado Gold Corp.	250,000	4,317,500
Eldorado Gold Corp.	2,026,800	34,895,452
European Goldfields Ltd. (a)	4,035,500	51,021,864
Franco-Nevada Corp.	1,635,900	68,401,491
Geomark Exploration Ltd. (a)	1,337,800	1,386,176
Goldcorp, Inc.	718,050	34,329,971
Goldcorp, Inc. (a)	2,138,010	102,240,491
Golden Star Resources Ltd. (a)	5,812,122	14,704,669
HudBay Minerals, Inc.	378,700	5,214,699
IAMGOLD Corp.	3,416,796	68,375,257
International Tower Hill Mines Ltd. (a)(b)	5,666,667	42,702,394
International Tower Hill Mines Ltd. (a)(b)	2,493,136	18,698,520
Ivanhoe Mines Ltd. (a)	5,137,050	134,521,944
Minefinders Corp. (a)	1,041,000	15,209,964
Nevsun Resources Ltd.	1,441,400	8,252,089
New Gold, Inc. (a)	1,589,100	17,162,280
New Gold, Inc. (a)	3,871,140	41,853,447
Northgate Minerals Corp. (a)	941,500	3,031,630
Novagold Resources, Inc. (a)	500,000	4,997,645
Orezone Gold Corp. (a)	2,145,462	7,185,597
Osisko Mining Corp. (a)	8,434,500	125,089,607
Pan American Silver Corp.	1,499,466	45,253,884
Pan American Silver Corp.	61,536	1,856,803
Premier Gold Mines Ltd. (a)	886,000	5,508,232
Primero Mining Corp. (a)	5,723,200	24,738,936
Rockhaven Resources Ltd. (a)(c)(d)(e)	5,000,000	6,410,592
Romarco Minerals, Inc.	15,387,800	25,446,359
SEMAFO, Inc. (a)	5,200,000	46,424,198
Silver Wheaton Corp. (a)	2,714,875	97,774,712
Strategic Metals Ltd. (a)(b)	10,350,000	37,047,465
Torex Gold Resources, Inc. (a)	11,267,400	20,519,416
Wesdome Gold Mines Ltd.	1,150,000	3,297,922
Yamana Gold, Inc.	4,317,500	56,041,150
		1,569,813,418

Peru - 1.4%
Cia de Minas Buenaventura SA - ADR	953,600	39,040,384
South Africa - 2.3%
AngloGold Ashanti Ltd. - ADR	674,300	28,280,142
Gold Fields Ltd.	166,249	2,577,195
Gold Fields Ltd. - ADR	1,711,500	26,682,285
Harmony Gold Mining Co. Ltd.	1	14
Harmony Gold Mining Co. Ltd. - ADR	200,000	2,716,000
Witwatersrand Consolidated Gold Resources Ltd. (a)	335,000	2,292,066
		62,547,702
United Kingdom - 2.9%
Randgold Resources Ltd. - ADR	883,200	80,203,392
United States - 12.2%
Allied Nevada Gold Corp. (a)	1,229,848	46,857,209
Electrum Ltd. (a)(c)(d)(e)	2,127,287	11,912,807
Freeport-McMoRan Copper & Gold, Inc.	300,000	15,888,000
Gold Resource Corp. (b)	3,571,997	88,656,966
Newmont Mining Corp.	1,764,800	98,140,528
Royal Gold, Inc.	1,152,165	73,853,776
		335,309,286
Total Gold Related		2,114,407,197
Other Precious Metals Related - 4.9%
Canada - 3.5%
Scorpio Mining Corp. (a)(b)	25,668,419	46,540,232
Silver Range Resources Ltd. (a)(c)(d)(e)	3,450,000	-
Tahoe Resources, Inc. (a)	2,406,600	49,242,796
		95,783,028
South Africa - 0.6%
Ivanhoe Nickel & Platinum Ltd. (a)(c)(d)(e)	997,833	14,967,495
United States - 0.8%
Sunshine Silver Mines (a)(c)(d)(e)	1,633,545	22,583,760
Total Other Precious Metals Related		133,334,283
Other - 2.2%
Australia - 0.7%
Ivanhoe Australia Ltd. (a)	6,464,000	18,179,445
Panoramic Resources Ltd.	153,660	300,483
		18,479,928
Canada - 0.9%
Cameco Corp.	480,300	12,756,768
Trevali Mining Corp. (a)(c)(d)(e)	8,000,000	12,390,392
		25,147,160
United Kingdom - 0.2%
Copper Development Corp. (a)	12,512,000	6,674,765
United States - 0.4%
Gold Bullion International LLC (a)(c)(d)(e)	5,000,000	5,000,000
GoviEx Uranium, Inc. (a)(c)(d)(e)	1,750,000	5,250,000
I-Pulse, Inc. (a)(c)(d)(e)	74,532	208,690
		10,458,690
Total Other		60,760,543
Total Common Stocks (Cost $1,260,383,376)		2,308,502,023

Closed-Ended Mutual Fund - 0.7%
Gold Bullion Related - 0.7%
Sprott Physical Gold Trust (a)	1,400,000	19,586,000
Total Closed-Ended Mutual Fund (Cost $14,500,000)		19,586,000

Gold Bullion - 5.8%	Ounces
Gold Bullion (a)	98,032	159,466,215
Total Gold Bullion (Cost $44,609,241)		159,466,215

Warrants - 0.2%	Shares
Gold Related - 0.2%
Canada - 0.2%
Kinross Gold Corp.
Expiration: 09/03/2013, Exercise Price: CAD $32.00 (a)	108,032	135,683
Minefinders Corp.
Expiration: 12/31/2011, Exercise Price: CAD $5.00 (a)	125,000	1,166,989
Pan American Silver Corp.
Expiration: 01/04/2015, Exercise Price: CAD $1.00 (a)(c)(d)(e)	133,333	1,120,169
Primero Mining Corp.
Expiration: 07/20/2015, Exercise Price: CAD $8.00 (a)	1,848,400	1,547,669
Torex Gold Resources, Inc.
Expiration: 11/12/2011, Exercise Price: CAD $1.30 (a)	1,250,000	627,976
		4,598,486
Cayman Islands - 0.0%
Endeavour Mining Corp.
Expiration: 01/30/2014, Exercise Price: CAD $2.50 (a)	1,000,000	680,308
Total Gold Related		5,278,794
Other Precious Metals Related - 0.0%
Canada - 0.0%
Silver Range Resources Ltd.
Expiration: 12/31/2013, Exercise Price: $0.85 (a)(c)(d)(e)	1,725,000	-
United States - 0.0%
Ivanhoe Nickel & Platinum Ltd.
IPO Warrants. Expiration: 12/31/2011 (a)(c)(d)(e)	97,500	-
Total Other Precious Metals Related		-
Total Warrants (Cost $1,314,862)		5,278,794

	Principal
Short-Term Investments - 9.2%	Amount
U.S. Treasury Bills - 7.2%
United States Treasury Bills
0.051%, 08/25/2011 (f)	$ 50,000,000	49,998,320
0.016%, 09/22/2011 (f)	100,000,000	99,997,732
0.017%, 10/20/2011 (f)	50,000,000	49,991,450
		199,987,502
Repurchase Agreement - 2.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 07/29/2011, due 08/01/2011, collateralized by:
Freddie Mac 30 Year Adjustable Rate Mortgage (Pool #1B2052)
valued at $12,050,965.
Repurchase proceeds of $11,815,119.
Freddie Mac 30 Year Adjustable Rate Mortgage (Pool #782472)
valued at $12,677,954.
Repurchase proceeds of $12,420,094.
Fannie Mae Conventional Level Pay 15 Year Fixed (Pool #555611)
valued at $7,997,879.
Repurchase proceeds of $7,840,900.
Freddie Mac 30 Year Interest Only Security (Pool #3457)
valued at $12,764,894.
Repurchase proceeds of $12,514,727.
Fannie Mae Conventional Level Pay 30 Year Fixed (Pool #695167)
valued at $11,625,318.
Repurchase proceeds of $11,398,206.	55,989,000	55,989,000
Total Short-Term Investments (Cost $255,983,118)		255,976,502

Total Investments (Cost $1,576,790,597) - 99.7%	2,748,809,534
Other Assets in Excess of Liabilities - 0.3%	6,973,546
Total Net Assets - 100.0%	$2,755,783,080

Percentages are stated as a percent of net assets.
ADR - American Depository Reciept
(a) Non-income producing security.
(b) Affiliated company. See Footnote 3.
(c) Denotes a security is either fully or partially restricted to resale.
The aggregate value of restricted securites at July 31, 2011 was $84,459,623, which represented 3.1% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities as of July 31, 2011 was $84,459,623, which represented 3.1% of net assets.
(e) Security is considered illiquid an may be difficult to sell.
(f) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Statement of Investments.

The Delafield Fund
Schedule of Investments as of July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks - 83.1%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	500,000	$26,550,000
Building Products - 2.0%
Griffon Corp. (a)	1,550,000	14,647,500
NCI Building Systems, Inc. (a)	500,000	5,645,000
Trex Co., Inc. (a)	375,000	7,905,000
		28,197,500
Chemicals - 19.3%
A. Schulman, Inc.	575,000	12,736,250
Ashland, Inc.	470,000	28,782,800
Celanese Corp.	750,000	41,347,500
Cytec Industries, Inc.	375,000	21,000,000
Eastman Chemical Co.	310,000	29,942,900
Ferro Corp. (a)	2,350,000	30,597,000
FMC Corp.	310,000	27,146,700
Minerals Technologies, Inc. (b)	475,000	30,770,500
PolyOne Corp.	1,500,000	23,250,000
Solutia, Inc. (a)	750,000	16,080,000
Spartech Corp. (a)	950,000	5,462,500
		267,116,150
Commercial Banks - 1.1%
Hancock Holding Co.	450,000	14,827,500
Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	350,000	11,042,500
RR Donnelley & Sons Co.	700,000	13,167,000
		24,209,500
Communications Equipment - 2.0%
Harris Corp.	675,000	26,912,250
Computers & Peripherals - 0.6%
Diebold, Inc.	275,000	8,316,000
Construction & Engineering - 1.5%
Insituform Technologies, Inc. (a)	1,000,000	20,050,000
Containers & Packaging - 4.0%
Owens-Illinois, Inc. (a)	1,100,000	25,487,000
Sealed Air Corp.	625,000	13,456,250
Sonoco Products Co.	500,000	16,025,000
		54,968,250
Electrical Equipment - 5.7%
Acuity Brands, Inc.	500,000	24,345,000
AMETEK, Inc.	275,000	11,687,500
Belden, Inc.	425,000	15,661,250
Brady Corp.	450,000	13,320,000
Hubbell, Inc.	225,000	13,380,750
		78,394,500
Electronic Equipment, Instruments & Components - 8.9%
Checkpoint Systems, Inc. (a)(b)	2,150,000	33,755,000
Corning, Inc.	1,000,000	15,910,000
Flextronics International Ltd. (a)(c)	6,000,000	38,700,000
Ingram Micro, Inc. (a)	750,000	13,912,500
Plexus Corp. (a)	725,000	21,394,750
		123,672,250

Health Care Equipment & Supplies - 1.0%
Teleflex, Inc.	235,000	14,154,050
Household Durables - 2.9%
Ethan Allen Interiors, Inc.	450,000	8,280,000
Stanley Black & Decker, Inc.	490,000	32,227,300
		40,507,300
Industrial Conglomerates - 4.2%
Carlisle Companies, Inc.	560,000	24,208,800
Tyco International Ltd. (c)	770,000	34,103,300
		58,312,100
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc. (a)	275,000	16,524,750
Machinery - 11.0%
Albany International Corp. (b)	700,000	18,599,000
Barnes Group, Inc.	425,000	10,348,750
Crane Co.	250,000	11,580,000
Dover Corp.	535,000	32,351,450
Federal Signal Corp.	1,900,000	10,982,000
IDEX Corp.	235,000	9,747,800
Ingersoll-Rand PLC (c)	735,000	27,503,700
Kennametal, Inc.	800,000	31,544,000
		152,656,700
Metals & Mining - 0.3%
Commercial Metals Co.	250,000	3,627,500
Oil, Gas & Consumable Fuels - 2.4%
El Paso Corp.	1,600,000	32,880,000
Professional Services - 1.3%
TrueBlue, Inc. (a)	1,200,000	18,012,000
Semiconductors & Semiconductor Equipment - 6.3%
Brooks Automation, Inc. (a)	1,050,000	9,985,500
Diodes, Inc. (a)	550,000	12,952,500
Fairchild Semiconductor International, Inc. (a)	1,225,000	18,387,250
Formfactor, Inc. (a)	500,000	4,595,000
International Rectifier Corp. (a)	500,000	12,845,000
LTX-Credence Corp. (a)	1,650,000	11,863,500
Teradyne, Inc. (a)	1,175,000	15,850,750
		86,479,500
Specialty Retail - 2.1%
Collective Brands, Inc. (a)	2,500,000	29,450,000
Trading Companies & Distributors - 1.6%
Rush Enterprises, Inc. (a)	675,000	13,493,250
WESCO International, Inc. (a)	175,000	8,870,750
		22,364,000
Total Common Stocks (Cost $1,002,070,330)		1,148,181,800

	Principal
	Amount
Corporate Bonds - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014	$ 500,000	540,047
Honeywell International, Inc.
3.875%, 02/15/2014	1,000,000	1,079,190
		1,619,237
Chemicals - 0.3%
The Dow Chemical Co.
7.600%, 05/15/2014	2,500,000	2,915,980
5.900%, 02/15/2015	1,000,000	1,140,366
		4,056,346

Diversified Financial Services - 0.1%
JPMorgan Chase & Co.
4.650%, 06/01/2014	1,000,000	1,076,629
Electric Utilities - 0.1%
Duke Energy Corp.
3.950%, 09/15/2014	1,000,000	1,071,944
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc.
3.750%, 07/15/2014	1,000,000	1,070,301
Software - 0.1%
Oracle Corp.
3.750%, 07/08/2014	1,000,000	1,082,998
Total Corporate Bonds (Cost $8,970,265)		9,977,455

Foreign Corporate Bonds - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom International Finance BV (c)
4.875%, 07/08/2014	3,000,000	3,283,317
Total Foreign Corporate Bonds (Cost $2,988,208)		3,283,317

	Shares
Real Estate Investment Trusts (REITs) - 0.8%
Real Estate - 0.8%
Kimco Realty Corp.	600,000	11,418,000
Total Real Estate Investment Trusts (Cost $5,536,617)		11,418,000

Short-Term Investments - 16.1%
Money Market Fund - 16.1%
AIM STIT-Treasury Portfolio - 0.02% (d)	222,983,783	222,983,783
Total Short-Term Investments (Cost $222,983,783)		222,983,783

Total Investments (Cost $1,242,549,203) - 101.0%		1,395,844,355
Liabilities in Excess of Other Assets - (1.0)%		(13,399,701)
Total Net Assets - 100.0%		$1,382,444,654

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Affiliated company. See Footnote 3.
(c) Foreign issued security. Foreign concentration (including ADRs) was as follows: Ireland 2.0%; Netherlands 0.2%; Singapore 2.8%; Switzerland 2.5%
(d) Variable rate security. The rate listed is as of July 31, 2011.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Select Fund
Schedule of Investments as of July 31, 2011
(Unaudited)

	Shares	Value
Common Stocks - 86.0%
Building Products - 1.6%
Griffon Corp. (a)	134,400	$1,270,080
Chemicals - 14.9%
Ashland, Inc.	34,200	2,094,408
Celanese Corp.	46,000	2,535,980
Cytec Industries, Inc.	32,600	1,825,600
Ferro Corp. (a)	170,000	2,213,400
Minerals Technologies, Inc. (b)	51,500	3,336,170
		12,005,558
Communications Equipment - 2.9%
Harris Corp.	59,500	2,372,265
Containers & Packaging - 5.8%
Owens-Illinois, Inc. (a)	93,000	2,154,810
Sonoco Products Co.	77,400	2,480,670
		4,635,480
Diversified Consumer Services - 3.5%
Summer Infant, Inc. (a)	325,533	2,802,839
Electrical Equipment - 2.5%
Acuity Brands, Inc.	41,200	2,006,028
Electronic Equipment, Instruments & Components - 6.8%
Checkpoint Systems, Inc. (a)(b)	173,000	2,716,100
Flextronics International Ltd. (a)(c)	426,700	2,752,215
		5,468,315
Household Durables - 7.6%
Ethan Allen Interiors, Inc.	95,500	1,757,200
Stanley Black & Decker, Inc.	33,300	2,190,141
Universal Electronics, Inc. (a)	94,300	2,207,563
		6,154,904
Industrial Conglomerates - 2.7%
Carlisle Companies, Inc.	50,000	2,161,500
Internet Software & Services - 2.9%
j2 Global Communications, Inc. (a)	88,300	2,361,142
Machinery - 18.3%
Albany International Corp. (b)	125,500	3,334,535
Barnes Group, Inc.	92,400	2,249,940
Ingersoll-Rand PLC (c)	71,000	2,656,820
Kennametal, Inc.	86,500	3,410,695
Trimas Corp. (a)	128,400	3,077,748
		14,729,738
Professional Services - 2.9%
Stantec, Inc. (a)(c)	82,100	2,343,955
Semiconductors & Semiconductor Equipment - 2.1%
Diodes, Inc. (a)	71,000	1,672,050
Software - 3.6%
Monotype Imaging Holdings, Inc. (a)	210,000	2,877,000
Specialty Retail - 5.3%
Collective Brands, Inc. (a)	257,700	3,035,706
Foot Locker, Inc.	56,000	1,216,880
		4,252,586
Textiles, Apparel & Luxury Goods - 2.6%
Maidenform Brands, Inc. (a)	80,400	2,078,340
Total Common Stocks (Cost $60,723,463)		69,191,780

Short-Term Investments - 14.3%
Money Market Funds - 14.3%
AIM STIT-Treasury Portfolio - 0.02% (d)	11,517,360	11,517,360
Total Short-Term Investments (Cost $11,517,360)		11,517,360

Total Investments (Cost $72,240,823) - 100.3%		80,709,140
Liabilities in Excess of Other Assets - (0.3)%		(250,499)
Total Net Assets - 100.0%		$80,458,641

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Affiliated company. See Footnote 3.
(c) Foreign issued security. Foreign concentration was as follows: Canada 2.9%; Ireland 3.3%; Singapore 3.4%.
(d) Variable rate security. The rate shown is as of July 31, 2011.

The accompanying footnotes are an integral part of these Schedule of Investments.

1) Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by and independent pricing service.  These securities will generally be classified as Level 2 securities.  Purchased options are valued at the composite last price of all markets on which the option trades.  In the absence of a last price, options are valued at the mean between bid and ask prices.  These are also classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in generals (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value servcie provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occuring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of July 31, 2011, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$509,545,576	$-	$-	$509,545,576

Warrants*	-	3,163	-	3,163

Repurchase Agreement	-	12,514,000	-	12,514,000

Total Fund	$509,545,576	$12,517,163	$-	$522,062,739

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,783,641	$-	$-	$9,783,641
Consumer Staples	2,814,011	-	-	2,814,011
Energy	4,147,008	-	-	4,147,008
Financials	1,646,940	-	-	1,646,940
Health Care	6,037,750	-	-	6,037,750
Industrials	4,218,754	-	-	4,218,754
Information Technology	12,590,882	-	629,100	13,219,982
Materials	2,585,354	-	-	2,585,354
Telecommunication Services	287,761	-	-	287,761
Total Common Stocks	44,112,101	-	629,100	44,741,201

Exchange Traded Fund*	63,777	-	-	63,777

Purchased Options*	-	6,400	-	6,400

Total Fund	$44,175,878	$6,400	$629,100	$44,811,378

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$209,207,876	$-	$-	$209,207,876

Money Market Fund	12,915,573	-	-	12,915,573

Repurchase Agreement	-	12,218,000	-	12,218,000

Total Fund	$222,123,449	$12,218,000	$-	$234,341,449

Other Financial Instruments**
Forward Currency Contracts	-	(115,494)	-	(115,494)

Total Other Financial Instruments	$-	$(115,494)	$-	$(115,494)

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold Related	$2,091,468,080	$11,026,310	$11,912,807	$2,114,407,197
Other Precious Metals Related	95,783,028	-	37,551,255	133,334,283
Other	37,911,461	12,390,392	10,458,690	60,760,543
Total Common Stocks	2,225,162,569	23,416,702	59,922,752	2,308,502,023

Closed End Mutual Fund*	19,586,000	-	-	19,586,000

Warrants*	-	5,278,794	-	5,278,794

Gold Bullion	-	159,466,215	-	159,466,215

U.S. Treasury Bills	-	199,987,502	-	199,987,502

Repurchase Agreement	-	55,989,000	-	55,989,000

Total Fund	$2,244,748,569	$444,138,213	$59,922,752	$2,748,809,534

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,148,181,800	$-	$-	$1,148,181,800

Corporate Bonds*	-	9,977,455	-	9,977,455

Foreign Corporate Bonds*	-	3,283,317	-	3,283,317

Real Estate Investment Trust (REIT)	11,418,000	-	-	11,418,000

Money Market Fund	222,983,783	-	-	222,983,783

Total Fund	$1,382,583,583	$13,260,772	$-	$1,395,844,355

The Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$69,191,780	$-	$-	$69,191,780

Money Market Fund	11,517,360	-	-	11,517,360

Total Fund	$80,709,140	$-	$-	$80,709,140

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Other financial instruments are derivative instruments not reflected on the Schedule of Investments, such as formal currency contracts.

These are reflected at unrealized appreciation/(depreciation)

Below is a reconciliation that details the transfer of securities between levels 1 and levels 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Transfers Into Level 1	$-	$-	$-	$104,420,329	$-	$-
Transfers Out of Level 1	-	-	-	-	-	-
Net Transfers Into/(Out of ) Level 1	-	-	-	104,420,329	-	-
Transfers Into Level 2	-	-	-	-	-	-
Transfers Out of Level 2	-	-	-	(104,420,329)	-	-
Net Transfers Into/(Out of ) Level 2	-	-	-	(104,420,329)	-	-

The movement from Level 2 to Level 1 was due to the release of restrictions on the securities.

Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:
	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Beginning Balance - November 1, 2010	$-	$-	$-	$30,842,633	$-	$-
Purchases	-	654,300	-	18,635,167	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	-	(25,200)	-	10,444,952	-	-
Transfers in/(out) of level 3	-	-	-	-	-	-
Ending Balance - July 31, 2011	$-	$629,100	$-	$59,922,752	$-	$-

The Funds' advisor may use derivative instruments, such as purchased options and forward currency contracts, as a means to manage exposure to exchange rate risk.
Balance Sheet - Values of Derivative Instruments as of July 31, 2011.

The Tocqueville Opportunity Fund	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value		Balance Sheet Location	Value
Purchased Option	Investments	$6,400
Total		$6,400			$-

The following table presents the change in unrealized appreciation on derivatives held by the Fund for the period ended July 31, 2011 as reported in the
Statement of Operations:
	Purchased Option
Equity Contract	$2,560
Total	$2,560

The average monthly market value of purchased options during the period ended July 31, 2011 was $711.

The Tocqueville International Value Fund	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts			Depreciation of forward currency contracts	$115,494
Total		$-		$115,494

The following table presents the change in unrealized depreciation on derivatives held by the fund for the period ended July 31, 2011 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Currency Forward Contract	$(115,494)
Total	$(115,494)
The average monthly notional value of forwards during the period ended July 31, 2011 was $2,725,984.

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2)	Federal Tax Information

The cost basis of investments for federal income tax purposes at July 31, 2011 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the "Funds"), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
	Cost of Investments	$477,333,154	$37,021,882	$200,257,435	$1,576,790,597	$1,242,549,203	$72,240,823
	Gross unrealized appreciation	$81,749,198	$8,992,486	$40,161,780	$1,237,652,287	$219,202,515	$12,600,668
	Gross unrealized depreciation	(37,019,613)	(1,202,990)	(6,077,766)	(65,633,350)	(65,907,363)	(4,132,351)
	Net unrealized appreciation	$44,729,585	$7,789,496	$34,084,014	$1,172,018,937	$153,295,152	$8,468,317

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2010 through July 31, 2011.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

The Tocqueville Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Nov. 1, 2010	Additions	Reductions	at July 31, 2011	Income	Gain/(Loss)	July 31, 2011	July 31, 2011
Alaska Communication Systems Group, Inc. (a)	550,000	-	(550,000)	-	$107,500	$(938,386)	$-	$-
					$107,500	$(938,386)	$-	$-

The Tocqueville Opportunity Fund

1-800 Flowers.com, Inc. (a)	50,000	-	(50,000)	-	$-	$(187,368)	$-	$-
Landec Corp. (a)	15,000	-	(15,000)	-	-	(48,132)	-	-
Minerals Technologies, Inc.	13,000	-	(10,300)	2,700	1,000	243,843	174,906	137,163
Silicon Image, Inc. (a)	75,000	-	(75,000)	-	-	321,602	-	-
TeleCommunication Systems, Inc.	30,000	-	(30,000)	-	-	(112,668)	-	-
Ultratech, Inc.	20,000	-	(20,000)	-	-	226,620	-	-
					$1,000	$443,897	$174,906	$137,163

The Tocqueville Gold Fund

Atac Resources Ltd.	7,000,000	1,457,600	-	8,457,600	$-	$-	$80,110,189	$29,605,572
Banro Corp. (a)	5,181,100	2,338,400	-	7,519,500	-	-	32,818,374	19,698,955
Corvus Gold, Inc.	2,079,902	-	(1)	2,079,901	-	-	1,131,978	-
Gold Resource Corp.	3,800,797	100,000	(328,800)	3,571,997	1,174,531	6,617,267	88,656,966	34,036,468
International Tower Hill Mines Ltd.	2,493,136	-	-	2,493,136	-	-	18,698,520	6,630,927
International Tower Hill Mines Ltd.	1,666,667	4,000,000	-	5,666,667	-	-	42,702,394	34,620,679
Primero Mining Corp. (a)	4,621,000	1,766,800	(664,600)	5,723,200	-	(742,383)	24,738,936	29,799,671
Primero Mining Corp. Warrants (a)	1,848,400	-	-	1,848,400	-	-	1,547,669	-
Richfield Ventures Corp. (a)(b)	2,800,000	-	(2,800,000)	-	-	-	-	-
Richfield Ventures Corp. Warrants (a)(b)	1,400,000	-	(1,400,000)	-	-	-	-	-
Romarco Minerals (a)	15,387,800	-	-	15,387,800	-	-	25,446,359	12,499,755
Scorpio Mining Corp.	16,699,542	8,968,877	-	25,668,419	-	-	46,540,232	23,975,473
Strategic Metals Ltd.	10,350,000	-	-	10,350,000	-	-	37,047,465	14,840,544
Torex Gold Resources, Inc. (a)	5,000,000	6,267,400	-	11,267,400	-	-	20,519,416	16,526,328
Torex Gold Resources, Inc., Warrants (a)	1,250,000	-	-	1,250,000	-	-	627,976	-
					$1,174,531	$5,874,884	$420,586,474	$222,234,372

The Delafield Fund

Albany International Corp.	1,050,000	-	(350,000)	700,000	$312,187	$(2,726,310)	$18,599,000	$10,924,820
Checkpoint Systems, Inc.	1,300,000	850,000	-	2,150,000	-	-	33,755,000	36,419,006
Minerals Technologies, Inc.	334,800	140,200	-	475,000	61,740	-	30,770,500	26,862,244
					$373,927	$(2,726,310)	$83,124,500	$74,206,070

The Tocqueville Select Fund

Albany International Corp.	108,000	17,500	-	125,500	$43,375	$-	$3,334,535	$2,078,227
Checkpoint Systems, Inc.	79,000	94,000	-	173,000	-	-	2,716,100	2,851,736
Minerals Technologies, Inc.	29,500	22,000	-	51,500	5,950	-	3,336,170	2,946,564
					$49,325	$-	$9,386,805	$7,876,527

(a) Security is no longer an affiliated company at July 31, 2011.
(b) Richfield Ventures was acquired in a stock-for-stock deal by New Gold, Inc.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Tocqueville Trust

By (Signature and Title)          /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date        9/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date        9/23/11

By (Signature and Title)*       /s/ John Cassidy
John Cassidy, Treasurer

Date        9/23/11

* Print the name and title of each signing officer under his or her signature.